SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 97.3%
	Automobiles & Components — 1.4%
	Auto Components — 1.4%
[a,b]	Sona Blw Precision Forgings Ltd.	3,762,882	$ 17,310,877
			17,310,877
	Banks — 9.2%
	Banks — 9.2%
	Bank Rakyat Indonesia Persero Tbk PT	112,547,611	30,581,903
[b]	Credicorp Ltd.	109,074	13,209,952
	Grupo Financiero Banorte SAB de C.V.	3,942,175	25,384,649
	HDFC Bank Ltd.	1,705,941	34,357,509
[b]	ICICI Bank Ltd.	1,559,276	13,246,399
			116,780,412
	Consumer Durables & Apparel — 1.3%
	Textiles, Apparel & Luxury Goods — 1.3%
	Shenzhou International Group Holdings Ltd.	664,402	16,780,551
			16,780,551
	Diversified Financials — 4.5%
	Capital Markets — 2.8%
	East Money Information Co. Ltd. Class A	3,865,599	19,616,803
[b]	XP, Inc. Class A	372,579	16,225,816
	Consumer Finance — 1.7%
[b]	SBI Cards & Payment Services Ltd.	1,644,531	21,463,198
			57,305,817
	Energy — 4.9%
	Oil, Gas & Consumable Fuels — 4.9%
	LUKOIL PJSC Sponsored ADR	346,470	32,090,051
	Novatek PJSC Sponsored GDR	77,309	16,953,864
	Reliance Industries Ltd.	456,663	12,311,962
			61,355,877
	Food & Staples Retailing — 3.9%
	Food & Staples Retailing — 3.9%
	Magnit PJSC Sponsored GDR	1,315,291	19,078,296
	Wal-Mart de Mexico SAB de CV	9,416,307	30,756,283
			49,834,579
	Food, Beverage & Tobacco — 1.9%
	Beverages — 1.2%
[b]	Wuliangye Yibin Co. Ltd. Class A	313,400	14,448,572
	Food Products — 0.7%
[a]	China Feihe Ltd.	4,156,562	8,972,345
			23,420,917
	Household & Personal Products — 1.7%
	Personal Products — 1.7%
[b]	Natura & Co. Holding S.A.	1,890,345	21,564,634
			21,564,634
	Insurance — 4.4%
	Insurance — 4.4%
	AIA Group Ltd.	3,127,686	38,873,008
	Ping An Insurance Group Co. of China Ltd. Class H	1,728,303	16,928,435
			55,801,443
	Materials — 4.5%
	Chemicals — 2.0%
	Sociedad Quimica y Minera de Chile S.A. Sponsored ADR	535,538	25,347,014
	Construction Materials — 1.3%
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	1,876,668	16,067,179
	Metals & Mining — 1.2%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Severstal PAO GDR	737,191	$ 15,849,606
			57,263,799
	Media & Entertainment — 9.8%
	Entertainment — 1.5%
	NetEase, Inc.	835,687	18,932,466
	Interactive Media & Services — 8.3%
	NAVER Corp.	93,269	34,577,816
	Tencent Holdings Ltd.	929,989	69,950,102
			123,460,384
	Retailing — 12.3%
	Internet & Direct Marketing Retail — 10.2%
[b]	Alibaba Group Holding Ltd.	2,885,556	81,761,694
[a,b]	Meituan Class B	608,028	25,090,758
	Prosus N.V.	228,926	22,386,402
	Multiline Retail — 0.8%
[b]	Fix Price Group Ltd.	1,167,850	10,218,687
	Specialty Retail — 1.3%
	Lojas Quero Quero S/A	3,596,667	16,566,738
			156,024,279
	Semiconductors & Semiconductor Equipment — 13.2%
	Semiconductors & Semiconductor Equipment — 13.2%
	MediaTek, Inc.	865,429	29,880,402
[b]	Micron Technology, Inc.	457,050	38,840,109
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,592,560	98,073,511
			166,794,022
	Software & Services — 8.1%
	Information Technology Services — 8.1%
[b]	21Vianet Group, Inc. ADR	707,361	16,233,935
[b]	Dlocal Ltd.	276,323	14,515,247
[b]	EPAM Systems, Inc.	24,340	12,436,766
[b]	Globant S.A.	52,473	11,501,032
	Infosys Ltd. Sponsored ADR	1,372,735	29,088,255
[b]	Pagseguro Digital Ltd. Class A	334,710	18,716,983
			102,492,218
	Technology Hardware & Equipment — 7.1%
	Electronic Equipment, Instruments & Components — 2.8%
	Hon Hai Precision Industry Co. Ltd.	4,682,361	18,821,873
	Sunny Optical Technology Group Co. Ltd.	527,431	16,670,088
	Technology Hardware, Storage & Peripherals — 4.3%
	Samsung Electronics Co. Ltd.	749,173	53,685,798
			89,177,759
	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 3.0%
[b]	Converge ICT Solutions, Inc.	51,676,210	24,030,523
	Telefonica Brasil S.A.	1,641,924	13,864,813
			37,895,336
	Transportation — 3.9%
	Air Freight & Logistics — 1.4%
[b]	InPost S.A.	842,347	16,905,910
	Transportation Infrastructure — 2.5%
	Adani Ports & Special Economic Zone Ltd.	393,718	3,731,131
	Grupo Aeroportuario del Pacifico SAB de CV Class B	2,614,566	27,992,408
			48,629,449
	Utilities — 2.2%
	Gas Utilities — 0.7%
	China Gas Holdings Ltd.	2,910,741	8,884,840
	Independent Power and Renewable Electricity Producers — 1.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	China Longyuan Power Group Corp. Ltd. Class H	10,811,720	$ 18,631,533
			27,516,373
	Total Common Stock (Cost $826,475,154)		1,229,408,726
	Preferred Stock — 1.5%
	Retailing — 1.5%
	Multiline Retail — 1.5%
	Lojas Americanas S.A. 0.99%	4,408,677	19,128,081
			19,128,081
	Total Preferred Stock (Cost $19,462,995)		19,128,081
	Short-Term Investments — 1.8%
[c]	Thornburg Capital Management Fund	2,310,142	23,101,422
	Total Short-Term Investments (Cost $23,101,422)		23,101,422
	Total Investments — 100.6% (Cost $869,039,571)		$1,271,638,229
	Liabilities Net of Other Assets — (0.6)%		(7,741,293)
	Net Assets — 100.0%		$1,263,896,936

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2021, the aggregate value of these securities in the Fund’s portfolio was $51,373,980, representing 4.06% of the Fund’s net assets.
b	Non-income producing.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/21	Dividend Income
Thornburg Capital Management Fund	$38,182,670	$252,836,915	$(267,918,163)	$-	$-	$23,101,422	$37,093